Black-Scholes Option Pricing Model to Stock Option Granted, Weighted Average Assumptions (Detail) (Stock Options)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		1.50%
Expected volatility	122.00%	121.00%
Expected dividends	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.33%		1.50%	1.13%
Expected term (years)	5 years	5 years	5 years	5 years
Expected volatility			116.00%	132.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.64%		2.54%	2.66%
Expected term (years)	6 years	5 years 6 months	10 years	10 years
Expected volatility			122.00%	135.00%